Consolidated Statements of Changes in Equity - USD ($)	Issued capital	Share premium		Capital, warrant and other reserves		Stock compensation reserve		Retirement benefit reserve		Exchange fluctuation reserve		Accumulated losses		Total
Balance at Dec. 31, 2021	$ 265	$ 108,515,276		$ 23,747		$ 16,536,912		$ 27,292		$ (622,481)		$ (116,378,421)		$ 8,102,590
Loss for the year												(49,441,815)		(49,441,815)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations										3,088,057				3,088,057
Remeasurement gains/losses on defined benefit plan, net of tax								42,103						42,103
Total comprehensive loss for the year								42,103		3,088,057		(49,441,815)		(46,311,655)
Issue of shares	1,755	39,598,355												39,600,110
Equity-settled share-based payment arrangements						14,430,835								14,430,835
Balance at Dec. 31, 2022	2,020	148,113,631	[1]	23,747	[1]	30,967,747	[1]	69,395	[1]	2,465,576	[1]	(165,820,236)	[1]	15,821,880
Loss for the year												(172,600,513)		(172,600,513)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations										(820,391)				(820,391)
Remeasurement gains/losses on defined benefit plan, net of tax								(29,965)						(29,965)
Total comprehensive loss for the year								(29,965)		(820,391)		(172,600,513)		(173,450,869)
Scrip dividend for Preference Shares	46	(46)
Shares issued pursuant to share-based payment arrangement	3	2,358,717				(2,358,720)
Shares issued upon exercise of Class C warrants	2,718	51,347,266												51,349,984
Capital Reorganization - Share Exchange	(3,317)	3,317
Repurchase and cancellation of Old Class A Ordinary Shares		(14,170)												(14,170)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown	2,497	153,544,381												153,546,878
Reclassification of warrant liabilities				12,049,646										12,049,646
Shares issued for the settlement of expenses	32	499,968												500,000
Shares issued upon the exercise of call option for loan notes	201	12,332,834												12,333,035
Reclassification of liabilities for long-term employee benefits				318,921										318,921
Equity-settled share-based payment arrangements						6,629,044								6,629,044
Balance at Dec. 31, 2023	4,200	368,185,898	[1]	12,392,314	[1]	35,238,071	[1]	39,430	[1]	1,645,185	[1]	(338,420,749)	[1]	79,084,349
Loss for the year												(37,787,339)		(37,787,339)
Other comprehensive loss for the year:
Exchange differences on translation of foreign operations										3,738,760				3,738,760
Remeasurement gains/losses on defined benefit plan, net of tax								11,731						11,731
Total comprehensive loss for the year								11,731		3,738,760		(37,787,339)		(34,036,848)
Shares issued pursuant to share-based payment arrangement	159	787,437				(787,437)								159
Issuance of share for settlement of long-term employee benefit	4	301,765		(301,769)
Equity-settled share-based payment arrangements						3,179,214								3,179,214
Balance at Dec. 31, 2024	$ 4,363	$ 369,275,100	[1]	$ 12,090,545	[1]	$ 37,629,848	[1]	$ 51,161	[1]	$ 5,383,945	[1]	$ (376,208,088)	[1]	$ 48,226,874

[1]	These reserves accounts comprise the consolidated reserves of US$48,222,511 (2023: US$79,080,149; 2022: US$15,819,860) in the consolidated statements of financial position.